UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Small Cap Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 2.22%
UTi Worldwide Inc.	694,700	$19,441,179

Apparel - 1.62%
Volcom, Inc.*	629,100	14,176,768

Business Equipment and Services - 13.10%
American Reprographics Company*	355,200	11,387,712
CheckFree Corporation*	507,186	20,959,461
Resources Connection, Inc.*	656,418	17,575,592
Strayer Education, Inc.	131,761	14,250,611
Tetra Tech, Inc.*	1,102,700	19,198,007
VeriFone Holdings, Inc.*	522,400	14,914,520
West Corporation*	342,900	16,550,069
		114,835,972
Capital Equipment - 2.64%
Cameron International Corporation*	287,500	13,889,125
Suntech Power Holdings Co., Ltd., ADR*	357,900	9,244,557
		23,133,682
Chemicals -- Specialty - 1.20%
Brady Corporation, Class A	298,800	10,505,808

Coal - 0.91%
Evergreen Energy Inc.*	760,500	7,992,855

Communications Equipment - 3.10%
ADTRAN, Inc.	543,500	12,954,322
General Cable Corporation*	372,400	14,229,404
		27,183,726
Computers -- Micro - 1.01%
Sonic Solutions*	579,800	8,830,354

Computers -- Peripherals - 7.89%
Allscripts Healthcare Solutions, Inc.*	742,000	16,661,610
Avid Technology, Inc.*	474,880	17,297,504
Cognex Corporation	362,900	9,163,225
MICROS Systems, Inc.*	325,500	15,929,970
Red Hat, Inc.*	479,200	10,106,328
		69,158,637
Defense - 2.41%
DRS Technologies, Inc.	483,600	21,118,812

Electrical Equipment - 1.05%
Microsemi Corporation*	487,600	9,188,822

Electronic Instruments - 5.11%
Energy Conversion Devices, Inc.*	330,000	12,216,600
FLIR Systems, Inc.*	652,300	17,703,422
Trimble Navigation Limited*	315,500	14,844,275
		44,764,297
Farm Machinery - 1.87%
AGCO Corporation*	647,500	16,414,125

Finance Companies - 3.28%
Financial Federal Corporation	539,175	14,449,890
Portfolio Recovery Associates, Inc.*	325,900	14,284,197
		28,734,087
Food and Related - 1.48%
United Natural Foods, Inc.*	419,400	12,993,012

Health Care -- Drugs - 1.53%
Martek Biosciences Corporation*	621,939	13,374,798

Health Care -- General - 7.48%
American Medical Systems Holdings, Inc.*	828,720	15,256,735
FoxHollow Technologies, Inc.*	365,101	12,480,978
Hologic, Inc.*	395,100	17,190,801
IntraLase Corp.*	488,100	9,613,130
Kyphon Inc.*	294,900	11,033,684
		65,575,328
Hospital Supply and Management - 7.27%
Cerner Corporation*	489,988	22,238,105
Cytyc Corporation*	357,700	8,751,130
Emageon Inc.*	939,800	14,632,686
PSS World Medical, Inc.*	906,900	18,097,190
		63,719,111
Hotels and Gaming - 4.32%
Scientific Games Corporation, Class A*	748,100	23,804,542
Shuffle Master, Inc.*	522,100	14,094,090
		37,898,632
Motor Vehicle Parts - 2.40%
LKQ Corporation*	956,900	21,008,740

Petroleum -- International -1.61%
Newfield Exploration Company*	365,600	14,090,224

Petroleum -- Services - 4.45%
Atwood Oceanics, Inc.*	259,300	11,660,721
Dril-Quip, Inc.*	206,600	13,982,688
Hydril Company*	238,300	13,354,332
		38,997,741
Publishing - 1.76%
Getty Images, Inc.*	309,900	15,395,832

Railroad - 1.76%
Westinghouse Air Brake Technologies Corporation	570,000	15,464,100

Restaurants - 2.33%
P.F. Chang's China Bistro, Inc.*	307,800	10,680,660
Panera Bread Company, Class A*	167,100	9,740,259
		20,420,919
Retail -- Specialty Stores - 0.73%
Urban Outfitters, Inc.*	363,400	6,433,997

Timesharing and Software - 8.08%
Blackboard Inc.*	565,900	14,982,202
CoStar Group, Inc.*	259,200	10,707,552
Digitas Inc.*	1,411,800	13,574,457
FactSet Research Systems, Inc.	407,425	19,788,632
Per-Se Technologies, Inc.	514,500	11,733,173
		70,786,016

TOTAL COMMON STOCKS - 92.61%		$811,637,574

(Cost: $741,106,353)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 1.14%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.25%, 10-12-06	$10,000	9,983,958

Finance Companies - 0.74%
Three Pillars Funding LLC:
5.37%, 10-2-06	2,114	2,113,685
5.27%, 10-10-06	4,400	4,394,203
		6,507,888
Food and Related - 2.39%
General Mills, Inc.,
5.31%, 10-12-06	5,000	4,991,887
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.335%, 10-23-06	2,000	1,993,479
Kellogg Co.:
5.3%, 10-13-06	10,000	9,982,333
5.32%, 10-30-06	4,000	3,982,858
		20,950,557
Forest and Paper Products - 0.57%
Kimberly-Clark Worldwide Inc.,
5.2%, 10-19-06	5,000	4,987,000

Multiple Industry - 0.57%
Honeywell International Inc.,
5.36%, 10-6-06	5,000	4,996,278

Utilities -- Electric - 0.27%
Wisconsin Electric Power Co.,
5.38%, 10-2-06	2,358	2,357,648

Utilities -- Gas and Pipeline - 1.14%
Michigan Consolidated Gas Co.:
5.3%, 10-2-06	6,000	5,999,117
5.31%, 10-6-06	4,000	3,997,050
		9,996,167
Utilities -- Telephone - 0.57%
BellSouth Corporation,
5.24%, 10-5-06	5,000	4,997,089

TOTAL SHORT-TERM SECURITIES - 7.39%		$64,776,585

(Cost: $64,776,585)

TOTAL INVESTMENT SECURITIES - 100.00%		$876,414,159

(Cost: $805,882,938)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006